PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Intec Pharma Ltd. [Member]
PROPERTY AND EQUIPMENT, NET

NOTE 4 - PROPERTY AND EQUIPMENT, NET:

	December 31
	2020	2019
	U.S. dollars in thousands
Cost:
Computers and communications equipment	$259	$248
Production and laboratory equipment	7,297	7,286
Office furniture and equipment	208	208
Leasehold improvements	2,029	2,029
	9,793	9,771
Less:
Accumulated depreciation	(8,399)	(7,196)
Property and equipment, net	$1,394	$2,575

Depreciation expense totaled approximately $1,203 thousand, and approximately $854 thousand for the years ended December 31, 2020 and 2019, respectively.